Finance income and expense (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Finance Income [Abstract]
Disclosure of detailed information about finance income [Table Text Block]
	Year ended December 31,
	2022	2021
	$	$
Interest income and other	1,036	257
Total finance income	1,036	257

Disclosure of detailed information about finance expense [Table Text Block]
	Year ended December 31,
	2022	2021
	$	$
Downward fair value adjustment on redeemable preference shares (note 8)	(5,617)	(873)
Interest on lease liability	(25)	(32)
Other	(5)	(20)
Total finance expense	(5,647)	(925)